10-K Uncompleted Contracts	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Uncompleted contracts	Uncompleted Contracts
Costs, estimated earnings, and billings on uncompleted contracts at December 31 are summarized as follows:

	2022	2021
	(In thousands)
Costs incurred on uncompleted contracts	$1,217,480	$1,190,922
Estimated earnings	153,317	158,836
	1,370,797	1,349,758
Less billings to date	(1,379,495)	(1,360,101)
Net contract liability	$(8,698)	$(10,343)
The timing of revenue recognition may differ from the timing of invoicing to customers. The timing of invoicing to customers does not necessarily correlate with the timing of revenues being recognized under the cost-to-cost method of accounting. Contracts from contracting services are billed as work progresses in accordance with agreed upon contractual terms. Generally, billing to the customer occurs contemporaneous to revenue recognition. A variance in timing of the billings may result in a contract asset or a contract liability. A contract asset occurs when revenues are recognized under the cost-to-cost measure of progress, which exceeds amounts billed on uncompleted contracts. Such amounts will be billed as standard contract terms allow, usually based on various measures of performance or achievement. A contract liability occurs when there are billings in excess of revenues recognized under the cost-to-cost measure of progress on uncompleted contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation.
Such amounts are included in the accompanying Consolidated Balance Sheets at December 31 under the following captions:

	2022	2021	Change	Location on Consolidated Balance Sheet
	(In thousands)
Contract assets	$31,145	$22,005	$9,140	Costs and estimated earnings in excess of billings on uncompleted contracts
Contract liabilities	(39,843)	(32,348)	(7,495)	Billings in excess of costs and estimated earnings on uncompleted contracts
Net contract liabilities	$(8,698)	$(10,343)	$1,645

	2021	2020	Change	Location on Consolidated Balance Sheet
	(In thousands)
Contract assets	$22,005	$20,659	$1,346	Costs and estimated earnings in excess of billings on uncompleted contracts
Contract liabilities	(32,348)	(34,115)	1,767	Billings in excess of costs and estimated earnings on uncompleted contracts
Net contract liabilities	$(10,343)	$(13,456)	$3,113
The Company recognized $30.2 million and $33.1 million in revenue for the years ended December 31, 2022 and 2021, respectively, which was previously included in contract liabilities at December 31, 2021 and 2020, respectively.
The Company recognized a net increase in revenues of approximately $11.0 million and $25.6 million for the years ended December 31, 2022 and 2021, respectively, from performance obligations satisfied in prior periods.
Remaining performance obligations
The remaining performance obligations, also referred to as backlog, include unrecognized revenues that the Company reasonably expects to be realized. These unrecognized revenues can include: projects that have a written award, a letter of intent, a notice to proceed, an agreed upon work order to perform work on mutually accepted terms and conditions and change orders or claims to the extent management believes additional contract revenues will be earned and are deemed probable of collection. The majority of the Company’s contracts for contracting services have an original duration of less than one year.
At December 31, 2022, the Company’s remaining performance obligations were $935.4 million. The Company expects to recognize the following revenue amounts in future periods related to these remaining performance obligations: $836.4 million within the next 12 months; $72.7 million within the next 13 to 24 months; and $26.3 million thereafter.
Uncompleted contracts
The timing of revenue recognition may differ from the timing of invoicing to customers. The timing of invoicing to customers does not necessarily correlate with the timing of revenues being recognized under the cost-to-cost method of accounting. Contracts from contracting services are billed as work progresses in accordance with agreed upon contractual terms. Generally, billing to the customer occurs contemporaneous to revenue recognition. A variance in timing of the billings may result in a contract asset or a contract liability. A contract asset occurs when revenues are recognized under the cost-to-cost measure of progress, which exceeds amounts billed on uncompleted contracts. Such amounts will be billed as standard contract terms allow, usually based on various measures of performance or achievement. A contract liability occurs when there are billings in excess of revenues recognized under the cost-to-cost measure of progress on uncompleted contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation.
The changes in contract assets and liabilities were as follows:

	June 30, 2023	December 31, 2022	Change	Location on Consolidated Balance Sheets
	(In thousands)
Contract assets	$58,020	$31,145	$26,875	Costs and estimated earnings in excess of billings on uncompleted contracts
Contract liabilities	(44,590)	(39,843)	(4,747)	Billings in excess of costs and estimated earnings on uncompleted contracts
Net contract assets (liabilities)	$13,430	$(8,698)	$22,128
The Company recognized $11.4 million and $31.7 million in revenue for the three and six months ended June 30, 2023, respectively, which was previously included in contract liabilities at December 31, 2022. The Company recognized $6.2 million and $26.2 million in revenue for the three and six months ended June 30, 2022, respectively, which was previously included in contract liabilities at December 31, 2021.
The Company recognized a net increase in revenues of $7.4 million and $8.1 million for the three and six months ended June 30, 2023, respectively, from performance obligations satisfied in prior periods. The Company recognized a net increase in revenues of $5.7 million and $9.2 million for the three and six months ended June 30, 2022, respectively, from performance obligations satisfied in prior periods.
Remaining performance obligations
The remaining performance obligations, also referred to as backlog, include unrecognized revenues that the Company reasonably expects to be realized. These unrecognized revenues can include: projects that have a written award, a letter of intent, a notice to proceed, an agreed upon work order to perform work on mutually accepted terms and conditions and change orders or claims to the extent management believes additional contract revenues will be earned and are deemed probable of collection. The majority of the Company's contracts for contracting services have an original duration of less than one year.
At June 30, 2023, the Company's remaining performance obligations were $1.04 billion. The Company expects to recognize the following revenue amounts in future periods related to these remaining performance obligations: $960.9 million within the next 12 months or less; $58.8 million within the next 13 to 24 months; and $21.2 million in 25 months or more.